Label	Element	Value
FundX Future Fund Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Future Fund Opportunities ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed ETF that, under normal market conditions, will invest in equity securities of companies that the Advisor and Sub-Advisor (the “Advisors”) believe to be best positioned to take advantage of long-term megatrends. Long-term megatrends are driven by changes in technology, consumer preferences, demographics, and environmental sustainability, which can lead to significant increases in their markets, earnings trajectories, and market capitalizations. As part of the investment process, the Advisors seek to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Advisors analyze companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Advisors believe can benefit from positive secular trends or “themes”) with reasonable valuations. The Advisors will sell a security when it believes the outlook for outperformance has deteriorated.
The Fund will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion). The equity securities in which the Fund may invest include common stock, preferred stock, exchange traded funds and convertible securities. ADRs are U.S. issued and denominated securities or pools of securities of a foreign issuer. The Fund may invest in foreign securities listed on foreign exchanges. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.
The Advisors anticipate using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Advisors, however, may increase portfolio turnover, depending upon market conditions.
The Fund may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Fund (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Fund may increase the amount of income received by payments from the borrow when lending securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion).
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.fundxetfs.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fundxetfs.com
FundX Future Fund Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Since the price of the underlying ETFs that the Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Fund.
FundX Future Fund Opportunities ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risk - The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk - The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
•Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

FundX Future Fund Opportunities ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
FundX Future Fund Opportunities ETF | ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk - The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
FundX Future Fund Opportunities ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
FundX Future Fund Opportunities ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
FundX Future Fund Opportunities ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
FundX Future Fund Opportunities ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Risk – Market risk is the risk that the value of Fund’s shares will fluctuate based on the performance of the securities held by the securities it owns. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

FundX Future Fund Opportunities ETF | Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.

FundX Future Fund Opportunities ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

FundX Future Fund Opportunities ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk – Management risk describes the Fund’s ability to meet its investment objective based on the Advisors’ success or failure to implement investment strategies for the Fund.
FundX Future Fund Opportunities ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk – In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Fund considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Fund may be required to establish special custody or other arrangements before making certain investments in those countries.

FundX Future Fund Opportunities ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – The Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
FundX Future Fund Opportunities ETF | Sector Emphasis Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Emphasis Risk – The Fund may have particular emphasis in one or more sectors, subjecting that Underlying ETF to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

FundX Future Fund Opportunities ETF | Securities Lending Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money.

FundX Future Fund Opportunities ETF | Depositary Receipt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipt Risk - The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
FundX Future Fund Opportunities ETF | FundX Future Fund Opportunities ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FFOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 318

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Advisor may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2026 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.